Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

(13) Debt

On April 30, 2024 (the “OrbiMed Closing Date”), we entered into the Credit Agreement with OrbiMed, a healthcare investment firm, and certain of its affiliates to support the execution of strategic expansion plans, fuel continued growth, and provide financial flexibility.

Pursuant to the Agreement, OrbiMed agreed to provide a term loan facility to the borrower, in an aggregate principal amount of $50.0 million, as follows:

a.	$25.0 million funded on the OrbiMed Closing Date (the “Initial Term Loan”).

b.	$10.0 million term loan available at the election of the borrower, provided that Product Revenue Base (defined below) for the trailing 12-months ending on the last day of the month immediately prior to the funding of such loan was at least $30.0 million (the “First Delayed Draw Term Loan Commitment”). The First Delayed Draw Term Loan Commitment expires on June 30, 2025.

c.	An additional $15.0 million term loan available at the election of the borrower, provided that Product Revenue Base (defined below) for the trailing 12-months ending on the last day of the month immediately prior to the funding of such loan was at least $50.0 million (the “Second Delayed Draw Term Loan Commitment” and together with the First Delayed Draw Term Loan Commitment the “DDTL Commitments”). The Second Delayed Draw Term Loan Commitment expires on December 31, 2025.

The term loan will mature on April 30, 2029. On April 30, 2024, we borrowed the initial commitment amount, resulting in gross proceeds of $25.0 million. On February 18, 2025, we borrowed the First Delayed Draw Term Loan Commitment resulting in gross proceeds of $10.0 million based on achieving the trailing 12-month Product Revenue Base of $30.0 million in January 2025.

The Credit Agreement includes a subjective acceleration clause whereby an event of default, including a material adverse change in the business, operations, or conditions (financial or otherwise), could result in the acceleration of the obligations under the Credit Agreement. Under certain circumstances, a default interest rate of an additional 4.0% per annum will apply, at the election of OrbiMed, on all outstanding obligations during the occurrence and continuance of an event of default. OrbiMed can also declare all or a portion of the outstanding principal amount of the loan due and payable, and cancel any unmade draws. OrbiMed has not exercised its right under this clause, as there have been no such events.

As part of the First Amendment To Credit Agreement and Registration Rights Agreement, effective March 20, 2025, we received a waiver for the prior default events related to the Series A Convertible Preferred Stock conversions and the Agreement was amended to allow for these conversions going forward. In addition, we received a waiver on March 31, 2025 to extend the timing for the required audited financial statements to occur on or before April 15, 2025. Effective on April 30, 2025, the Second Amendment To Credit Agreement allows for the Company accelerate payment of the Series A Preferred Stock dividends in cash payments in lieu of fractional shares upon conversion of the Preferred Stock shares.

Repayment

If the “Product Revenue Base” (i.e., with respect to any period, the net revenues for such period from sales of TriNav) on a trailing 12-month basis does not equal or exceed the specified amount as stipulated in table below, the Borrower will start repaying the outstanding principal amount of the Term Loans. Such repayments will commence in the calendar month immediately following the applicable Test Date (stipulated in the table below) and occur on the last day of each calendar month (“Amortization Payment Date”). The repayments are made in equal monthly installments, calculated from the first Amortization Payment Date through the Maturity Date and the balance principal amount of the Term Loans shall be repaid on the Maturity Date. The repayments include the applicable Repayment Premium and the Exit Fee (each as defined below). The repayment of the Term Loans as aforementioned, is referred to as the “Revenue Base Redemption Feature.”

Test Dates (fiscal Quarter Ending)	Product Revenue Base for 12 months Period
March 31, 2025	29,600
June 30, 2025	33,400
September 30, 2025	37,800
December 31, 2025	42,700
March 31, 2026	46,400
June 30, 2026 and each Fiscal Quarter ending thereafter	50,000

As of March 31, 2025, we were in compliance with the Product Revenue Base requirement and no repayments were required.

Repayment Premium

All repayments and prepayments of the Term Loans (other than on Maturity Date) shall be accompanied by the payment of the premium, which shall be determined based on the timing of the repayment as follows (the “Repayment Premium”):

Time of Repayment	Premium Rate
Within the first 12 months from the funding date of each respective loan.	3.0% plus the Make-Whole Amount (defined below) (1)
After the first 12 months but before the 24-month anniversary of the funding date of each respective loan.	3.0%
After the 24-month anniversary but before the 36-month anniversary of the funding date of each respective loan.	2.0%
After the 36-month anniversary but before the 48-month anniversary of the funding date of each respective loan.	1.0%
After the 48-month anniversary of the funding date of each respective loan.	0.0%

(1)	“Make-Whole Amount” is equal to the sum of the remaining scheduled interest payments through the 12-month anniversary of the closing date of each respective loan.

Interest Rate and Payment

The interest rate is calculated as Secured Overnight Financing Rate for the interest period (which shall not be less than 4.0% (the “Floor”)) plus 8.5% (the “Interest Rate”). Until the first full interest period after the 15 months anniversary of the OrbiMed Closing Date, 3.5% of the Interest Rate shall be designated as paid-in-kind interest, which is added to the outstanding principal amount of the Loans (the “PIK Interest”). However, the Borrower upon written notice can elect to pay all interest in cash, or to pay a percentage less than 3.5% as PIK Interest.

On and after occurrence of any Event of Default, until such Event of Default is cured, the Borrower is obligated to pay 4.0% in addition to the otherwise applicable Interest Rate (the “Default Rate”).

Interest payments (except PIK Interest) are due on the last day of the month. Whenever a prepayment is made on the principal of the Term Loans, the accrued interest on the amount prepaid is also due on such date.

Debt Related Fees

(1) Exit Fee

The Borrower on the repayment of the Term Loans is obligated to pay an additional fee equal to 4.0% of the of the principal amount being repaid. This applies whether the repayment is made on the Maturity Date, or under any other conditions specified in the Agreement (the “Exit Fee”).

(2) Commitment Fee

The Borrower on the funding date of the Term Loans, shall pay a commitment fee to the Lender, equal to 2.0% of the principal amount drawn (the “Commitment Fee”).

(3) Undrawn Fee

Every month, the Borrower is obligated to remit a fee to the Lender, calculated as 0.25% per annum of the total undrawn amount under the DDTL Commitments.

(4) Administrative Fee

The Borrower will pay to the Agent for its own account a quarterly loan administration fee of $0.01 million, payable in advance, with the first payment due and payable upon the OrbiMed Closing Date.

Increased Costs

If, at any time, any Lender incurs additional cost, reductions in any sum receivable by the Lender under the Agreement or reduction in the rate of return with respect to the Term Loans because of any change in applicable law or government rule including laws regarding capital adequacy, reserve requirements, taxes, or similar requirements, etc., (collectively, “Yield Adjustment Events”), the Borrower will pay the Lenders an additional amount to compensate the Lender for such increased costs or reduction in rate of return (the “Yield Protection Adjustment Feature”).

Taxes

Unless otherwise required by applicable law, any and all payments shall be made free and clear of and without deduction for any taxes; provided, that if any taxes shall be deducted (as required by law or otherwise) from such payments, then the Borrower or the withholding agent shall be entitled to make such deductions and shall timely pay the full amount deducted to the relevant government authority in accordance with applicable law.

If such taxes are Non-Excluded Taxes (as defined in the Agreement), then the sum payable by the Borrower shall be increased as necessary so that after all required deductions have been made, the Lenders receive an amount equal to the sum it would have received had no such deduction been made (the “Tax Gross-Up Feature”).

Warrant

In connection with the closing of the OrbiMed Credit Agreement, we issued OrbiMed the Initial OrbiMed Warrant. See Note (9) Warrants for further discussion. In addition to issuing the Initial OrbiMed Warrant, on each of the closings of the Delayed Draw Commitment Amounts, if any, we agreed to issue additional warrants to purchase a number of shares of our common stock determined by dividing 5.0% of the applicable Delayed Draw Commitment Amount by the 10-day volume weighted average sale price of our common stock as of the issue date (the “Subsequent OrbiMed Warrant” and collectively, with the Initial OrbiMed Warrant, the “OrbiMed Warrants” and together with the SPAC Warrants, the “Warrants”). The Subsequent OrbiMed Warrants will expire seven years from each applicable issuance date, if any. In connection with the OrbiMed Warrants, we entered into a Registration Rights Agreement with OrbiMed (the “OrbiMed Registration Rights Agreement”), whereby OrbiMed will have certain customary registration rights with respect to the shares of common stock underlying the OrbiMed Warrants. If we fail to comply with certain of our obligations under the OrbiMed Registration Rights Agreement with respect to maintaining an effective registration statement covering shares of Common Stock underlying the OrbiMed Warrants, then the expiration date of an OrbiMed Warrant may be extended.

Additionally, the Initial OrbiMed Warrant is subject to customary price-based anti-dilution protections, such that, in certain circumstances, if we issue shares of our common stock below the current exercise price of the Initial OrbiMed Warrant, the exercise price of the Initial OrbiMed Warrant will be adjusted downward based on such issuance.

Accounting Treatment

In 2024, we recorded the Initial Term Loan and the First Delay Draw as long-term debt, and recorded the costs incurred to obtain the loan as contra-debt, in accordance with ASC 470, Debt. In addition, we determined that the Initial OrbiMed Warrant met the definition of a derivative under ASC 815, Derivatives and Hedging, and should be recorded as a liability, and that we should bifurcate and separately recognize the Revenue Base Redemption Feature (see Notes (4) Financial Instruments and (9) Warrants for further discussion).

During the three months ended March 31, 2025, we recognized interest of $1.0 million related to the Term Loan, of which $0.3 million was recorded as PIK interest. The remaining $0.7 million was paid in cash to OrbiMed. We also expensed $0.2 million of the capitalized debt issuance costs, which was charged to non-cash interest, and we accreted $0.1 million of the exit fee which will be due at the termination of the Initial Term Loan.

The following table summarizes activity within the Term Loan for the three months ended March 31, 2025:

OrbiMed Debt
Initial draw	$25,000
Debt issuance costs
Cash issuance costs	$(2,593)
Noncash issuance costs:
Revenue base redemption liability	(729)
Warrant liability	(811)
Balance at April 30, 2024	$20,867
Amortization of debt issuance costs	486
PIK interest	604
Accretion of exit fee liability	127
Balance at December 31, 2024	$22,084
First Delayed Draw Term Loan Commitment	10,000
Debt issuance costs
Cash issuance costs	(521)
Noncash issuance costs:
Warrant liability	(366)
Amortization of debt issuance costs	177
PIK interest	266
Accretion of exit fee liability	59
Balance at March 31, 2025	$31,699

(14) Debt

On April 30, 2024 (the “OrbiMed Closing Date”), we entered into the Credit Agreement with OrbiMed, a healthcare investment firm, and certain of its affiliates to support the execution of strategic expansion plans, fuel continued growth, and provide financial flexibility.

Pursuant to the to the OrbiMed Credit Agreement, OrbiMed agreed to provide a term loan facility to the borrower, in an aggregate principal amount of $50.0 million, as follows:

a.	$25.0 million funded on the OrbiMed Closing Date (the “Initial Term Loan”).

b.	$10.0 million term loan available at the election of the borrower (the “Second Tranche”), provided that Product Revenue Base (defined below) for the trailing 12-months ending on the last day of the month immediately prior to the funding of such loan was at least $30.0 million (the “First Delayed Draw Term Loan Commitment”). The First Delayed Draw Term Loan Commitment expires on June 30, 2025.

c.	An additional $15.0 million term loan available at the election of the borrower (the “Third, provided that Product Revenue Base (defined below) for the trailing 12-months ending on the last day of the month immediately prior to the funding of such loan was at least $50.0 million (the “Second Delayed Draw Term Loan Commitment” and together with the First Delayed Draw Term Loan Commitment the “DDTL Commitments”). The Second Delayed Draw Term Loan Commitment expires on December 31, 2025.

The loans under the OrbiMed Credit Agreement will mature on April 30, 2029. On April 30, 2024, we borrowed the Initial Term Loan, resulting in gross proceeds of $25.0 million.

The OrbiMed Credit Agreement includes a subjective acceleration clause whereby an event of default, including a material adverse change in the business, operations, or conditions (financial or otherwise), could result in the acceleration of the obligations under the OrbiMed Credit Agreement. Under certain circumstances, a default interest rate of an additional 4.0% per annum will apply, at the election of OrbiMed, on all outstanding obligations during the occurrence and continuance of an event of default. OrbiMed can also declare all or a portion of the outstanding principal amount of the loan due and payable, and cancel any unmade draws. OrbiMed has not exercised its right under this clause, as there have been no such events.

Subsequent to December 31, 2024, we met the conditions for borrowing of the First Delayed Draw Term Loan Commitment and requested the additional $10.0 million term loan associated with the Second Tranche. On February 18, 2025, we borrowed the Second Tranche and received gross proceeds of $10.0 million.

Repayment

If the “Product Revenue Base” (i.e., with respect to any period, the net revenues for such period from sales of TriNav) on a trailing 12-month basis does not equal or exceed the specified amount as stipulated in table below, the borrower will start repaying the outstanding principal amount of the loans under the OrbiMed Credit Agreement. Such repayments will commence in the calendar month immediately following the applicable Test Date (stipulated in the table below) and occur on the last day of each calendar month (“Amortization Payment Date”). The repayments are made in equal monthly installments, calculated from the first Amortization Payment Date through the Maturity Date and the balance of the principal amount of the loans under the OrbiMed Credit Agreement shall be repaid on the Maturity Date. The repayments include the applicable Repayment Premium and the Exit Fee (each as defined below). The repayment of the of the loans under the OrbiMed Credit Agreement as aforementioned, is referred to as the “Revenue Base Redemption Liability.”

Test Dates (fiscal Quarter Ending)	Product Revenue Base for 12 months Period
December 31, 2024	$26,200
March 31, 2025	$29,600
June 30, 2025	$33,400
September 30, 2025	$37,800
December 31, 2025	$42,700
March 31, 2026	$46,400
June 30, 2026 and each Fiscal Quarter ending thereafter	$50,000

As of December 31, 2024, we were in compliance with the Product Revenue Base requirement and no repayments were required.

Repayment Premium

All repayments and prepayments of the loans under the OrbiMed Credit Agreement (other than on Maturity Date) shall be accompanied by the payment of the premium, which shall be determined based on the timing of the repayment as follows (the “Repayment Premium”):

Time of Repayment	Premium Rate
Within the first 12 months from the funding date of each respective loan.	3.0% plus the Make-Whole Amount (defined below) (1)
After the first 12 months but before the 24-month anniversary of the funding date of each respective loan.	3.0%
After the 24-month anniversary but before the 36-month anniversary of the funding date of each respective loan.	2.0%
After the 36-month anniversary but before the 48-month anniversary of the funding date of each respective loan.	1.0%
After the 48-month anniversary of the funding date of each respective loan.	0.0%

(1)	“Make-Whole Amount” is equal to the sum of the remaining scheduled interest payments through the 12-month anniversary of the closing date of each respective loan.

Interest Rate and Payment

The interest rate is calculated as Secured Overnight Financing Rate for the interest period (which shall not be less than 4.0% (the “Floor”)) plus 8.5% (the “Interest Rate”). Until the first full interest period after the 15 month anniversary of the OrbiMed Closing Date, 3.5% of the Interest Rate shall be designated as paid-in-kind interest, which is added to the outstanding principal amount of the loans under the OrbiMed Credit Agreement (the “PIK Interest”). However, the borrower upon written notice can elect to pay all interest in cash, or to pay a percentage less than 3.5% as PIK Interest.

On and after occurrence of any event of default, until such event of default is cured, the borrower is obligated to pay 4.0% in addition to the otherwise applicable Interest Rate (the “Default Rate”).

Interest payments are due on the last day of the month (except PIK Interest, which is added to the outstanding principal amount of the loans under the OrbiMed Credit Agreement on the last day of each month). Whenever a prepayment is made on the principal of the loans under the OrbiMed Credit Agreement, the accrued interest and any applicable Repayment Premium on the amount prepaid is also due on such date.

Debt Related Fees

(1) Exit Fee

The borrower on the repayment of the loans under the OrbiMed Credit Agreement is obligated to pay an additional fee equal to 4.0% of the of the principal amount being repaid. This applies whether the repayment is made on the Maturity Date, or under any other conditions specified in the Agreement (the “Exit Fee”).

(2) Commitment Fee

The borrower on the funding date of the loans under the OrbiMed Credit Agreement, shall pay a commitment fee to the Lender, equal to 2.0% of the principal amount drawn (the “Commitment Fee”).

(3) Undrawn Fee

Every month, the borrower is obligated to remit a fee to the lender, calculated as 0.25% per annum of the total undrawn amount under the DDTL Commitments.

(4) Administrative Fee

The borrower will pay to the agent under the OrbiMed Credit Agreement for its own account a quarterly loan administration fee of $0.01 million, payable in advance, with the first payment due and payable upon the OrbiMed Closing Date.

Increased Costs

If, at any time, any lender incurs additional cost, reductions in any sum receivable by the lender under the OrbiMed Agreement or reduction in the rate of return with respect to the loans under the OrbiMed Credit Agreement because of any change in applicable law or government rule including laws regarding capital adequacy, reserve requirements, taxes, or similar requirements, etc., (collectively, “Yield Adjustment Events”), the borrower will pay the lenders an additional amount to compensate the lender for such increased costs or reduction in rate of return (the “Yield Protection Adjustment Feature”).

Taxes

Unless otherwise required by applicable law, any and all payments shall be made free and clear of and without deduction for any taxes; provided, that if any taxes shall be deducted (as required by law or otherwise) from such payments, then the borrower or the withholding agent shall be entitled to make such deductions and shall timely pay the full amount deducted to the relevant government authority in accordance with applicable law.

If such taxes are Non-Excluded Taxes (as defined in the OrbiMed Credit Agreement), then the sum payable by the borrower shall be increased as necessary so that after all required deductions have been made, the Lenders receive an amount equal to the sum it would have received had no such deduction been made (the “Tax Gross-Up Feature”).

Warrant

In connection with the closing of the OrbiMed Credit Agreement, we issued OrbiMed the Initial OrbiMed Warrant. See Note (10) Warrants for further discussion. In addition to issuing the Initial OrbiMed Warrant, on each of the closings of the Delayed Draw Commitment Amounts, if any, we agreed to issue additional warrants to purchase a number of shares of our common stock determined by dividing 5.0% of the applicable Delayed Draw Commitment Amount by the 10-day volume weighted average sale price of our common stock as of the issue date (the “Subsequent OrbiMed Warrants” and collectively, with the Initial OrbiMed Warrant, the “OrbiMed Warrants” and together with the SPAC Warrants, the “Warrants”). The Subsequent Warrants will expire seven years from each applicable issuance date, if any. In connection with the OrbiMed Warrants, we entered into a Registration Rights Agreement with OrbiMed (the “OrbiMed Registration Rights Agreement”), whereby OrbiMed will have certain customary registration rights with respect to the shares of common stock underlying the OrbiMed Warrants. If we fail to comply with certain of our obligations under the OrbiMed Registration Rights Agreement with respect to maintaining an effective registration statement covering shares of Common Stock underlying the OrbiMed Warrants, then the expiration date of an OrbiMed Warrant may be extended.

Additionally, the Initial OrbiMed Warrant is subject to customary price-based anti-dilution protections, such that, in certain circumstances, if we issue shares of our common stock below the current exercise price of the Initial OrbiMed Warrant, the exercise price of the Initial OrbiMed Warrant will be adjusted downward based on such issuance.

In connection with the closing of the First Delayed Draw, we issued OrbiMed 91,263 warrants on February 18, 2025. The Subsequent OrbiMed Warrants are held by the two of OrbiMed’s operating entities associated with the Initial OrbiMed Warrants; one for 64,748 and the second for 26,515 common shares. The Subsequent OrbiMed Warrants expire seven years from the issuance date and contain an exercise price of $5.4787. Effective March 20, 2025, we executed the First Amendment To Credit Agreement and Registration Rights Agreement which required the registration of the Subsequent OrbiMed Warrants to be filed by May 15, 2025 and waived the prior default events related to the Series A Convertible Preferred Stock conversions in September 2024, February 2025, and March 2025.

Accounting Treatment

In accordance with ASC 470, Debt, we recorded the Initial Term Loan as long term debt, and recorded the costs incurred to obtain the loan as contra-debt. We incurred $2.6 million in legal, origination and other fees to acquire the OrbiMed Credit Agreement. In addition, we determined that the Initial OrbiMed Warrant met the definition of a derivative under ASC 815, Derivatives and Hedging, and should be recorded as a liability, and that we should bifurcate and separately recognize the Revenue Base Redemption Liability. At April 30, 2024, we determined the initial value of the Initial OrbiMed Warrant was $0.8 million using the Black-Scholes pricing model (see Note (10) Warrants for further discussion.). We determined the initial value of the Revenue Base Redemption Liability to be $0.7 million using a Monte Carlo simulation of future revenue and valuing the Initial Term Loan using the with and without method.

The proceeds related to the OrbiMed Credit Agreement of with OrbiMed of $25.0 million will be allocated first to the Initial OrbiMed Warrants and to the Revenue Base Redemption Liability, in an amount equal to their respective fair value at the OrbiMed Closing Date. The Initial OrbiMed Warrant and the Revenue Base Redemption liability will be remeasured subsequently, with changes recorded to expense at each remeasurement date. Any residual proceeds should be allocated to the Initial Term Loan, whereas the issuances should be allocated in proportion to the proceeds between the Initial OrbiMed Term Loan and the Initial Warrant. Assumptions used in the valuation are described below:

	December 31, 2024	April 30, 2024
Expected term (years)	6.3	7.0
Risk free interest rate	4.5%	4.7%
Expected volatility	70.0%	65.0%
Dividend yield	0	0
Exercise price	$9.3740	$9.5562
Stock price	$5.01	$9.31

The estimated fair value of the liabilities were determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes. The inputs and assumptions utilized in the calculation require management to apply judgment and make estimates including:

(a)	expected term, based on the Initial Term Loan maturity date;

(b)	risk-free interest rate, which was determined by reference to the U.S. Treasury yield curve for time periods commensurate with the expected term;

(c)	expected volatility, which is based on the historical equity volatility of publicly traded peer companies for a term equal to the expected term;

(d)	expected dividend yield, which we estimate to be zero based on the fact that we have never paid or declared dividends on the Company’s common stock;

(e)	exercise price, which we calculate as prescribed by the OrbiMed Credit Agreement; and

(f)	our stock price, as of the closing price per the Nasdaq on the last day of the reporting period.

These estimates may be subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with exact precision.

For the year ended December 31, 2024, we recognized interest of $2.3 million related to the Initial Term Loan, of which $0.6 million was recorded as PIK interest. The remaining $1.7 million was paid in cash to OrbiMed. We also expensed $0.5 million of the capitalized debt issuance costs, which was charged to non-cash interest, and we accreted $0.1 million of the Exit Fee which will be due at the termination of the Initial Term Loan.

The following table summarizes activity within the Initial Term Loan for the year ended December 31, 2024. There was no activity for year ended December 31, 2023.

OrbiMed Debt
Initial draw	$25,000
Debt issuance costs
Cash issuance costs	(2,593)
Noncash issuance costs:
Revenue base redemption liability	(729)
Warrant liability	(811)
Balance at April 30, 2024	$20,867
Amortization of debt issuance costs	486
PIK interest	604
Accretion of exit fee liability	127
Balance at December 31, 2024	$22,084

As part of the First Amendment To Credit Agreement and Registration Rights Agreement, effective March 20, 2025, we received a waiver for the prior default events related to the Series A Convertible Preferred Stock conversions. In addition, we received a waiver on March 31, 2025 to extend the timing for the required audited financial statements to occur on or before April 15, 2025. Upon receiving the waivers, we were in compliance with all financial covenants under the OrbiMed Credit Agreement.